Business Combination and Deferred and Contingent Considerations on Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination and Deferred and Contingent Considerations on Acquisitions [Abstract]
Schedule of Consolidated Financial Statements Since the Acquisition Date	The results of operations of Munddi have been included in the Company’s consolidated financial statements since the acquisition date.
Amount
Purchase consideration:
Cash paid at closing	288
Fair value of contingent payment	1,154
Total consideration transferred	1,442

Schedule of Fair Values of Acquired Assets and Liabilities

The table below summarizes the fair values of acquired assets and liabilities assumed on the respective date of acquisition:

Amount
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	9
Accounts receivable	10
Brand	1,037
Technology software	989
Total - assets	2,045
Labor obligations	(9)
Tax obligations	(172)
Loans and financing	(920)
Deferred tax	(689)
Total - liabilities	(1,790)
Goodwill	1,187
Net assets acquired	1,442

Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements

The Group’s current and non-current liabilities payable under the deferred and contingent consideration arrangements as of December 31, 2025, and 2024 are detailed as follows:

	Year ended December 31,
	2025	2024
Current deferred and contingent consideration:
Effecti	129,348	126,414
Leadlovers	62,277	56,799
Ipe	36,398	39,199
Datahub	27,853	26,938
Onclick	21,193	22,833
Smart NX	-	5,000
Munddi	279	-
Total current deferred and contingent consideration	277,348	277,183

Schedule of Deferred and Contingent Consideration	The following table shows a reconciliation of the beginning and ending balances of the deferred and contingent consideration including level 3 fair value measurements.
Balance on January 1, 2023	234,956
Initial recognition of deferred and contingent consideration relating to acquisitions	5,000
Payments	(6,215)
Deferred and contingent consideration converted to equity	(39,502)
Contingent consideration adjustment	13,212
Interest	24,626
Balance on December 31, 2023	232,077
Payments	(7,985)
Interest	53,091
Balance on December 31, 2024	277,183
Initial recognition of deferred and contingent consideration relating to acquisitions	1,442
Payments	(45,535)
Interest	44,258
Balance on December 31, 2025	277,348